Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due from related parties	$ 4,492,523	$ 1,734,405
Gefei Assets Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	1,609,533
Wuhu Gefei Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	1,546,260
Kunshan Jingzhao Equity Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	634,910	1,556,873
Tianjin Gefei Asset Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	297,190	175,595
Shanghai Gefeilanguang Investment Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	191,677
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	189,451
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Amounts due from related parties	22,472
Chongqing Gefei Longxin Equity Investment Management Co., Ltd .
Related Party Transaction [Line Items]
Amounts due from related parties	1,030
Others
Related Party Transaction [Line Items]
Amounts due from related parties		$ 1,937